MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 29, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       MONEY MARKET OBLIGATIONS TRUST (the “Trust” or “Registrant”)

Federated Capital Reserves Fund

Federated Government Reserves Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Class P Shares

Federated Institutional Prime 60 Day Fund

Institutional Shares

Service Shares

Premier Shares

Federated Government Obligations Fund

Class R Shares

Institutional Shares

Service Shares

Administrative Shares

Cash II Shares

Cash Series Shares

Capital Shares

Trust Shares

Premier Shares

Advisor Shares

Federated Government Obligations Tax-Managed Fund

Automated Shares

Institutional Shares

Service Shares

Federated Institutional Money Market Management

Institutional Shares

Service Shares

Capital Shares

Eagle Shares

Federated Municipal Obligations Fund

Automated Shares

Investment Shares

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Federated Prime Cash Obligations Fund

Advisor Shares

Automated Shares

Class R Shares

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Trust Shares

Federated Institutional Prime Obligations Fund

Automated Shares

Institutional Shares

Service Shares

Capital Shares

Trust Shares

Federated Tax-Free Obligations Fund

Advisor Shares

Wealth Shares

Service Shares

Federated Treasury Obligations Fund

Automated Shares

Institutional Shares

Service Shares

Capital Shares

Trust Shares

Federated Trust for U.S. Treasury Obligations

Institutional Shares

Cash II Shares

Cash Series Shares

(the “Funds”)

1933 Act File No. 33-31602

1940 Act File No. 811-5950___________

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2017, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 210 on September 27, 2017.

If you have any questions regarding this certification, please contact me at (724) 720-1165.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary